Revenues, Income Before Taxes, and Gain on Dispositions, net of tax in Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 55	$ 59	$ 122
Loss before taxes	(5)	(3)	(89)
Gain (loss) on disposals, net of tax		$ (2)	$ 26